Note 13 - Earnings Per Share - Components of Earnings Per Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Loss used in calculation of basic and diluted earnings per share	$ (13,875)	$ (18,790)	$ (92,253)
Loss used in calculation of basic and diluted earnings per share from continuing operations	$ (13,875)	$ (14,029)	$ (75,527)
Weighted average number of shares for the purpose of basic earnings per share (in shares)	54,122,562	42,260,692	40,319,876
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	54,122,562	42,260,692	40,319,876